FAIR VALUE DISCLOSURES - Quantitative Information About Level 3 (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Mortgage and Installment | Collateral Other Than Real Estate
Asset Fair Value
Loans receivable, fair value disclosure	$ 370,000	$ 290,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Mortgage Loan Servicing, net
Asset Fair Value
Servicing asset fair value	$ 31,493,000	$ 46,796,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Present value of net servicing revenue | Float rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0375	0.0433
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Minimum | Present value of net servicing revenue | Discount rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0950	0.1000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Minimum | Present value of net servicing revenue | Cost to service | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	69	70
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Minimum | Present value of net servicing revenue | Ancillary income | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	20	20
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Minimum | Present value of net servicing revenue | Prepayment rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0539	0.0540
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Maximum | Present value of net servicing revenue | Discount rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.1865	0.1915
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Maximum | Present value of net servicing revenue | Cost to service | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	817	817
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Maximum | Present value of net servicing revenue | Ancillary income | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	30	30
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Maximum | Present value of net servicing revenue | Prepayment rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.3962	0.2828
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Weighted Average | Present value of net servicing revenue | Discount rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0994	0.1037
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Weighted Average | Present value of net servicing revenue | Cost to service | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	80	79
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Weighted Average | Present value of net servicing revenue | Ancillary income | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	20	20
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Weighted Average | Present value of net servicing revenue | Float rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0375	0.0433
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Recurring Basis | Weighted Average | Present value of net servicing revenue | Prepayment rate | Mortgage Loan Servicing, net
Range and Weighted Average
Servicing asset	0.0960	0.0754
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Weighted Average | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	0.002	(0.014)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Income approach | Collateral Dependent Loans, Commercial | Loan Receivable 1
Asset Fair Value
Loans receivable, fair value disclosure	$ 9,826,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Sales comparison approach | Collateral Dependent Loans, Commercial
Asset Fair Value
Loans receivable, fair value disclosure
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Sales comparison approach | Collateral Dependent Loans, Commercial | Loan Receivable 2
Asset Fair Value
Loans receivable, fair value disclosure	648,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Discounted cash flow | Collateral Dependent Loans, Commercial
Asset Fair Value
Loans receivable, fair value disclosure	$ 7,010,000	$ 4,337,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Income approach | Discount rate | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	0.090
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		(0.200)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	(0.500)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 2
Range and Weighted Average
Impaired loans	(0.180)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Discounted cash flow | Discount rate | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	0.400
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Minimum | Discounted cash flow | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		0.450
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Income approach | Discount rate | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	0.160
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		0.350
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	0.150
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 2
Range and Weighted Average
Impaired loans	0.650
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Discounted cash flow | Discount rate | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	0.650
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Maximum | Discounted cash flow | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		0.550
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Weighted Average | Income approach | Discount rate | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	0.135
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Weighted Average | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 1
Range and Weighted Average
Impaired loans	(0.006)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Weighted Average | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial | Loan Receivable 2
Range and Weighted Average
Impaired loans	0.087
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Weighted Average | Discounted cash flow | Discount rate | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	0.472
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Commercial | Weighted Average | Discounted cash flow | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		0.505
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Mortgage and Installment | Sales comparison approach | Collateral Dependent Loans, Commercial
Asset Fair Value
Loans receivable, fair value disclosure	$ 1,094,000	$ 1,176,000
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Mortgage and Installment | Minimum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	(0.177)	(0.220)
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Mortgage and Installment | Maximum | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans	0.169	0.217
Significant Un- observable Inputs (Level 3) | Measured at Fair Value on a Non-recurring Basis: | Mortgage and Installment | Weighted Average | Sales comparison approach | Comparability adjustment | Collateral Dependent Loans, Commercial
Range and Weighted Average
Impaired loans		(0.004)